Note 3 - Acquisitions - Acquired Intangible Assets Useful Lives (Details)	12 Months Ended
	Jan. 31, 2017	Jan. 31, 2016	Jan. 31, 2015
Customer Relationships [Member] | MK Data [Member]
Acquired intangible assets estimated useful lives (Year)		13 years
Customer Relationships [Member] | Pixie Software GmbH [Member]
Acquired intangible assets estimated useful lives (Year)	9 years
Customer Relationships [Member] | BearWare [Member]
Acquired intangible assets estimated useful lives (Year)		11 years
Customer Relationships [Member] | Appterra LLC [Member]
Acquired intangible assets estimated useful lives (Year)	11 years
Customer Relationships [Member] | Oz [Member]
Acquired intangible assets estimated useful lives (Year)		9 years
Customer Relationships [Member] | Computer Management [Member]
Acquired intangible assets estimated useful lives (Year)			9 years
Customer Relationships [Member] | 4Solututions Information Technology [Member]
Acquired intangible assets estimated useful lives (Year)	8 years
Customer Relationships [Member] | Customs Info [Member]
Acquired intangible assets estimated useful lives (Year)			9 years
Customer Relationships [Member] | Datamyne Inc [Member]
Acquired intangible assets estimated useful lives (Year)	9 years
Customer Relationships [Member] | Airclic [Member]
Acquired intangible assets estimated useful lives (Year)			9 years
Customer Relationships [Member] | e-customs [Member]
Acquired intangible assets estimated useful lives (Year)			10 years
Customer Relationships [Member] | Pentant Limited (Pentant) [Member]
Acquired intangible assets estimated useful lives (Year)			9 years
Developed Technology Rights [Member] | MK Data [Member]
Acquired intangible assets estimated useful lives (Year)		7 years
Developed Technology Rights [Member] | BearWare [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Developed Technology Rights [Member] | Oz [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Developed Technology Rights [Member] | Computer Management [Member]
Acquired intangible assets estimated useful lives (Year)			6 years
Developed Technology Rights [Member] | Customs Info [Member]
Acquired intangible assets estimated useful lives (Year)			3 years
Developed Technology Rights [Member] | Airclic [Member]
Acquired intangible assets estimated useful lives (Year)			8 years
Developed Technology Rights [Member] | e-customs [Member]
Acquired intangible assets estimated useful lives (Year)			6 years
Developed Technology Rights [Member] | Pentant Limited (Pentant) [Member]
Acquired intangible assets estimated useful lives (Year)			6 years
Existing Technology [Member] | Pixie Software GmbH [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Existing Technology [Member] | Appterra LLC [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Existing Technology [Member] | 4Solututions Information Technology [Member]
Acquired intangible assets estimated useful lives (Year)	2 years
Existing Technology [Member] | Datamyne Inc [Member]
Acquired intangible assets estimated useful lives (Year)	6 years
Trade Names [Member] | MK Data [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Trade Names [Member] | BearWare [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Trade Names [Member] | Oz [Member]
Acquired intangible assets estimated useful lives (Year)		3 years
Trade Names [Member] | 4Solututions Information Technology [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Trade Names [Member] | Customs Info [Member]
Acquired intangible assets estimated useful lives (Year)			15 years
Trade Names [Member] | Datamyne Inc [Member]
Acquired intangible assets estimated useful lives (Year)	9 years
Noncompete Agreements [Member] | Appterra LLC [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Noncompete Agreements [Member] | Oz [Member]
Acquired intangible assets estimated useful lives (Year)		5 years
Noncompete Agreements [Member] | Customs Info [Member]
Acquired intangible assets estimated useful lives (Year)			12 years
Noncompete Agreements [Member] | Datamyne Inc [Member]
Acquired intangible assets estimated useful lives (Year)	5 years
Noncompete Agreements [Member] | Airclic [Member]
Acquired intangible assets estimated useful lives (Year)			12 years
Noncompete Agreements [Member] | e-customs [Member]
Acquired intangible assets estimated useful lives (Year)			12 years